UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Charlemagne Capital Limited

Address:  Regent House, 16-18 Ridgeway St.
          Douglas, Isle of Man
          IM1 1EN, British Isles

13F File Number: 028-11574

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Anderson Whamond
Title:    Managing Director
Phone:    +44 1624 640200


Signature, Place and Date of Signing:

/s/ Anderson Whamond            British Isles                   10/24/06
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        30

Form 13F Information Table Value Total:  $206,629
                                        (thousands)


List of Other Included Managers:

No.       Form 13F File Number           Name

1.        28-11145                       Charlemagne Capital (IOM) Limited


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
                                                           FORM 13F INFORMATION TABLE

COLUMN 1                       COLUMN  2        COLUMN 3     COLUMN 4            COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                                                           VALUE     SHRS OR  SH/ PUT/ INVESTMENT      OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (X$1000)   PRN AMT  PRN CALL DISCRETION      MGRS  SOLE    SHARED    NONE
--------------                 --------------   -----     --------   -------  --- ---- ----------      ----  ----    ------    ----
AMERICA MOVIL SA DE CV         SPON ADR L SHS   02364W105    1,887     36,035 SH       SHARED-DEFINED   1               36,035
AU OPTRONICS CORP              SPONSORED ADR    002255107      682     47,704 SH       SHARED-DEFINED   1               47,704
BANCO ITAU HLDG FINANCIRA      SP ADR 500 PFD   059602201    1,254     16,685 SH       SHARED-DEFINED   1               16,685
BRASKEM S A                    SP ADR PFD A     105532105      314      6,167 SH       SHARED-DEFINED   1                6,167
CENTRAL EUROPEAN DIST CORP     COM              153435102   11,245    343,630 SH       SHARED-DEFINED   1              343,630
CENTRAL EUROPEAN DIST CORP     COM              153435102    3,453    147,487 SH       SOLE             NONE 147,487
CENTRAL EUROPEAN MEDIA ENTRP   CL A NEW         G20045202   28,265    726,226 SH       SHARED-DEFINED   1              726,226
CHINA MOBILE LIMITED           SPONSORED ADR    16941M109    2,214    129,069 SH       SHARED-DEFINED   1              129,069
CHINA NETCOM GROUP CORP HK L   SPONSORED ADR    16940Q101      670     25,000 SH       SHARED-DEFINED   1               25,000
CHINA PETE & CHEM CORP         SPON ADR H SHS   16941R108    1,007     24,563 SH       SHARED-DEFINED   1               24,563
CHINA UNICOM LTD               SPONSORED ADR    16945R104      662     84,358 SH       SHARED-DEFINED   1               84,358
COMPANHIA SIDERURGIA NACION    SPONSORED ADR    20440W105      203     10,640 SH       SHARED-DEFINED   1               10,640
COMPANHIA VALE DO RIO DOCE     SPON ADR PFD     204412100      493     20,335 SH       SHARED-DEFINED   1               20,335
COMPANIA DE TELECOMUNICS CHI   SPON ADR NEW     204449300      197     17,518 SH       SHARED-DEFINED   1               17,518
COMPHANIA DE BEBIDAS DAS AME   SPON ADR PFD     20441W203      407     14,375 SH       SHARED-DEFINED   1               14,375
GRUPO TELEVISA SA DE CV        SP ADR REP ORD   40049J206      302      4,993 SH       SHARED-DEFINED   1                4,993
KOOKMIN BK NEW                 SPONSORED ADR    50049M109    2,647     67,818 SH       SHARED-DEFINED   1               67,818
KOREA FD                       COM              500634100    2,998    124,464 SH       SHARED-DEFINED   1              124,464
MECHEL OAO                     SPONSORED ADR    583840103   25,358  1,137,142 SH       SHARED-DEFINED   1            1,137,142
MOBILE TELESYSTEMS OJSC        SPONSORED ADR    607409109   10,623    281,392 SH       SHARED-DEFINED   1              281,392
MOBILE TELESYSTEMS OJSC        SPONSORED ADR    607409109   10,110    267,813 SH       SOLE             NONE 267,813
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR    68370R109   67,478  2,065,489 SH       SHARED-DEFINED   1            2,065,489
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR    68370R109   16,906    279,119 SH       SOLE             NONE 279,119
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654V408      911     22,905 SH       SHARED-DEFINED   1               22,905
PT TELEKOMUNIKASI INDONESIA    SPONSORED ADR    715684106    1,313     62,363 SH       SHARED-DEFINED   1               62,363
ROSTELECOM OPEN JT STK LNG D   SPONSORED ADR    778529107   11,237  1,027,600 SH       SHARED-DEFINED   1            1,027,600
SK TELECOM LTD                 SPONSORED ADR    78440P108      537     24,234 SH       SHARED-DEFINED   1               24,234
TAIWAN FD INC                  COM              874036106    1,325    100,090 SH       SHARED-DEFINED   1              100,090
TAIWAN GREATER CHINA FD        SH BEN INT       874037104      848    175,600 SH       SHARED-DEFINED   1              175,600
TELEPHONOS DE MEXICO S A       SPON ADR ORD L   879403780    1,083     28,261 SH       SHARED-DEFINED   1               28,261


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